Provision for post-employment benefits - Pension Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Pension Costs [abstract]
Defined contribution plans	£ 172.3	£ 175.9	£ 153.5
Defined benefit plans charge to operating profit	18.9	16.1	24.6
Pension costs (note 5)	191.2	192.0	178.1
Net interest expense on pension plans (note 6)	4.4	6.3	6.7
Pension costs, Net	£ 195.6	£ 198.3	£ 184.8